DELAWARE CORE PLUS BOND FUND
Delaware Core Plus Bond Fund
DELAWARE GROUP® GOVERNMENT FUND

Delaware Core Plus Bond Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated November 28, 2011

On August 23, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve changes related to the Fund’s investment policy in emerging markets debt securities. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, “Fund summary – What are the Fund’s principal investment strategies?”:

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The following replaces the information in the section entitled, “How we manage the Fund – International sector”:

•
International sector The Fund may invest up to 20% of its net assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a Fund that allocates a significant portion of its assets to foreign securities. The Fund will invest in both rated and unrated foreign securities, and may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. However, investments in foreign securities that are rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's or similarly rated by another NRSRO), or, if unrated, judged to be of comparable quality, will, in the aggregate, be limited to no more than 5% of the Fund's net assets.

The Fund’s investments in emerging markets securities will be limited to no more than 15% of the Fund’s net assets.

The following replaces the information in the section entitled, “How we manage the Fund – The risks of investing in the Fund – Emerging markets risk”:

Emerging markets risk
Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Fund strives to manage it: The Fund may invest a portion of its assets in securities of issuers located in emerging markets. The Fund cannot eliminate these risks but the Manager will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors. The Fund will limit its investments in emerging markets, in the aggregate, to no more than 15% of its net assets.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 28, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 28, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000769220
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2012
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
DELAWARE CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Core Plus Bond Fund
Supplement [Text Block]	dgprx_SupplementTextBlock
DELAWARE GROUP® GOVERNMENT FUND

Delaware Core Plus Bond Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R and Institutional Class
Statutory Prospectuses dated November 28, 2011

On August 23, 2012, the Board of Trustees of Delaware Group Government Fund voted to approve changes related to the Fund’s investment policy in emerging markets debt securities. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the second paragraph in the section entitled, “Fund summary – What are the Fund’s principal investment strategies?”:

The Fund will invest at least 65% of its net assets in domestic (U.S.) investment grade debt securities (the "core" portion of the portfolio). Such securities may include, but are not limited to, debt securities issued by the U.S. government and its agencies, high-quality corporate bonds, and mortgage-backed and asset-backed securities. In addition to this core allocation, the Fund may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds") and foreign securities. However, the Fund may invest no more than 20% of its net assets in high yield securities and no more than 20% of its net assets in foreign securities. Moreover, the Fund's total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Fund's investments in emerging markets securities will be limited to no more than 15% of the Fund's net assets. Due to the manner in which the Fund is managed, it may be subject to a high rate of portfolio turnover.

The following replaces the information in the section entitled, “How we manage the Fund – International sector”:

•
International sector The Fund may invest up to 20% of its net assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a Fund that allocates a significant portion of its assets to foreign securities. The Fund will invest in both rated and unrated foreign securities, and may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. However, investments in foreign securities that are rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's or similarly rated by another NRSRO), or, if unrated, judged to be of comparable quality, will, in the aggregate, be limited to no more than 5% of the Fund's net assets.

The Fund’s investments in emerging markets securities will be limited to no more than 15% of the Fund’s net assets.

The following replaces the information in the section entitled, “How we manage the Fund – The risks of investing in the Fund – Emerging markets risk”:

Emerging markets risk
Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Fund strives to manage it: The Fund may invest a portion of its assets in securities of issuers located in emerging markets. The Fund cannot eliminate these risks but the Manager will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors. The Fund will limit its investments in emerging markets, in the aggregate, to no more than 15% of its net assets.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated August 28, 2012.